Employee Benefit Plans (Net amount in AOCI and regulatory assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Regulatory assets	$ 2,566	$ 1,584
Defined benefit pension plans
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses (gains)	30	160
Regulatory assets	192	279
Total AOCI and regulatory assets before deferred income taxes	222	439
Amount included in deferred income tax	8	4
Net amount in AOCI after tax adjustment	230	443
Non-pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses (gains)	0	(4)
Regulatory assets	91	110
Total AOCI and regulatory assets before deferred income taxes	91	106
Amount included in deferred income tax	(1)	1
Net amount in AOCI after tax adjustment	$ 90	$ 107